Presentation of financial statements and significant accounting practices adopted (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Subsidiaries Included in Consolidated Financial Statements

The consolidated financial statements include the following direct subsidiaries of Estre Ambiental, Inc.:

Subsidiary	Main activity	Country of incorporation	2018	2017
Estre Ambiental S.A. (a)	Waste management	Brazil	93.92%	93.92%
Estre USA Inc.	Holding	USA	100%	100%
Road Participações S.A.	Holding	Brazil	100%	100%

(a)	Estre Ambiental, Inc. has a direct interest of 66.57% and an indirect interest of 27.35% through its wholly owned subsidiary Road Participações S.A.

In addition, the consolidated financial statements include the following indirect subsidiaries of Estre Ambiental, Inc. and direct subsidiaries of Estre Brazil:

Subsidiary	Main activity and services	Country of incorporation	2018	2017	2016
Estre Água e Solo Ltda. (a)	Laboratory analysis	Brazil	—	100%	100%
Ambiental Sul Brasil - Central Regional de Tratamento de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%
Cavo	Cleaning and collection	Brazil	100%	100%	100%
Pilares Participação Ltda.	Holding	Brazil	—	—	100%
Oxil Manufatura Reversa e Gerenc. de Resíduos Ltda.	Recycling	Brazil	100%	100%	100%
LMG Participações Ltda.	Holding	Brazil	—	—	100%
Viva Ambiental e Serviços S.A.	Cleaning and collection	Brazil	100%	100%	100%
V2 Ambiental SPE S.A.	Waste management center	Brazil	100%	100%	100%
Resicontrol Soluções Ambientais Ltda.	Waste management center	Brazil	100%	100%	100%
CGR Doña Juana S.A. ESP (“CGR Doña Juana”) (b)	Waste management center	Colombia	—	—	—
CTR Itaboraí - Centro de Tratamento de Resíduos de Itaboraí Ltda.	Waste management center	Brazil	100%	100%	100%
Esergia Estratégias Energéticas Ambientais Ltda. (c)	Energy use services	Brazil	—	100%	50%
Estação Ecologia - Área de Transbordo Triagem e Reciclagem de RCD S.A. (c)	Recycling	Brazil	—	100%	100%
Geo Vision	Holding	Brazil	100%	100%	100%
CGR Guatapará - Centro de Gerenc. de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%
Estre SPI Ambiental S.A. (“Estre SPI”)	Cleaning and collection	Brazil	100%	100%	100%
NGA - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Jardinópolis - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Ribeirão Preto Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
Reciclax - Reciclagem de Resíduos da Construções Civil Ltda. (“Reciclax”)	Recycling	Brazil	88%	88%	88%
Guatapará Energia S.A. (d)	Energy use services	Brazil	90%	90%	90%
CTR Porto Seguro	Waste management center	Brazil	100%	100%	100%
Estre Energia Renovável Part. S.A. (d)	Holding	Brazil	90%	90%	90%
SPE Paulínia Energia Ltda. (d)	Energy use services	Brazil	100%	100%	100%
SPE Tremembé Energia Ltda. (d)	Energy use services	Brazil	100%	100%	100%
Curitiba Energia SPE Ltda. (d)	Energy use services	Brazil	100%	100%	100%
Piratininga Energia e Participações Ltda. (d)	Energy use services	Brazil	100%	100%	100%
CTR Arapiraca S.A.	Waste treatment center	Brazil	100%	100%	100%
Estre Aterros e Valorização Holding S.A.	Holding	Brazil	100%	100%	100%
NGA Sul – Núcleo de Gerenciamento Ambiental S.A.	Holding	Brazil	—	—	100%
CGR – Centro de Gerenc. de Resíduos Feira de Santana S.A.	Waste management center	Brazil	100%	100%	100%
GLA - Gestão Logistica Ambiental S.A.	Cleaning and collection	Brazil	38%	38%
SPE Soma Soluções em Meio Ambiente Ltda. (“SPE SOMA”)	Cleaning and collection	Brazil	82%	82%	—
Leccaros Participações S.A.(Note 10.2.2)	Holding	Brazil	—	—	50%
CGR Catanduva – Centro de Gerenc. de Resíduos Ltda. (“CGR Catanduva”) (Note 1.3.3 and 9)	Waste management center	Brazil	—	50%	—
Estre Ambiental Sucursal Colômbia (e)	Cleaning and collection	Colombia	100%	100%	100%

(a)	Merged into Estre SPI in 2018.
(b)	Presented as assets held for sale since 2016, with sale process concluded in November 2018 (Notes 1.3.1 and 10.2).
(c)	Merged into Estre Brazil in 2018.
(d)	Subsidiaries included in an asset sale process (Note 1.3.4).
(e)	Subsidiary created to collect cash from the D. Juana sale.

Investments in Associates Accounted for Using Equity Method

The Company’s investments in its associates and joint ventures, shown in the table below, are accounted for using the equity method:

Denomination	Main activity	Host country	Interest held	2018	2017	2016
Unconsolidated investes
Attend Ambiental Ltda. (“Attend”)	Treatment of liquid effluents	Brazil	—	—	(a)	55%
Metropolitana Serviços Ambientais Ltda.	Waste management center	Brazil	Direct	50%	50%	50%
Terrestre Ambiental Ltda.	Waste management center	Brazil	—	—	(a)	40%
CGR Catanduva	Waste management center	Brazil	—	(b)	(b)	50%
Logística Ambiental de São Paulo S.A. (“Loga”)	Cleaning and collection services	Brazil	—	—	(a)	38%
Unidade de Tratamento de Resíduos - UTR S.A.	Waste management center	Brazil	—	— —	(c)	54%

(a)	On December 21, 2017, these investments were transferred to Latte Saneamento e Participações S.A. (“Latte”), a related party owned by some of the same shareholders of the Company (refer to Note 10.1).
(b)	This subsidiary was consolidated in 2017 and it was sold in December 2018 (Note 1.3.3).
(c)	On August 1st 2017, the business activity of UTR was discontinued.

Proportion of Equity Interest Held by Non-controlling Interests

Percentage of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2018	2017	2016
CGR Doña Juana (a)	Colombia	—	49%	49%
SPE Soma	Brazil	18%	18%	—
Reciclax	Brazil	13%	13%	13%
Guatapará Energia S.A. (b)	Brazil	10%	10%	10%
Estre Energia Renovável Part. S.A. (“Estre Energia Renovável”) (b)	Brazil	10%	10%	10%
GLA - Gestão Logistica Ambiental S.A. (“GLA”)	Brazil	62%	62%	—
CGR Catanduva (c)	Brazil	—	50%	—

(a)	Presented as assets held for sale since 2016, with sale process conclued in November 2018 (Note 10.2 and 1.3.1).
(b)	Subsidiaries involved in an asset sale process (Note 1.3.4).
(c)	This subsidiary was consolidated in 2017 and it was sold in December 2018 (Note 1.3.3).

Summarized Statement of Profit or Loss

Summarized statement of profit or loss for 2018:

	Reciclax	SPE Soma	GLA
Revenue from services rendered	569	335,317	24,398
Cost of services rendered	(2,019)	(252,480)	(17,569)
General and administrative expenses	(445)	(40,417)	(449)
Other operating income (expenses), net	(28)	(5,161)	(471)
Financial expenses, net	(85)	(895)	31
Profit (loss) before taxes	(2,008)	36,364	5,940
Income tax and social contribution	(2)	(32,842)	(824)
Profit (loss) for the year from continuing operations	(2,010)	3,522	5,116

Total comprehensive income	(2,010)	3,522	5,116

Attributable to non-controlling interests	(251)	634	3,187

Summarized statement of profit or loss for 2017:

	Estre Energia Renovável	Guatapará Enengia	Reciclax	SPE Soma	GLA	CGR Catanduva
Revenue from services rendered	—	9,115	777	84,919	12,055	10,348
Cost of services rendered	—	(5,614)	(2,737)	(61,051)	(7,950)	(8,252)
General and administrative expenses	(1,111)	(299)	(466)	(3,180)	(170)	(833)
Other operating income (expenses), net	3,297	1,252	85	(1,356)	(233)	(292)
Financial expenses, net	878	(799)	(117)	(2,783)	38	(305)

Profit (loss) before taxes	3,064	3,655	(2,458)	16,549	3,740	666
Income tax and social contribution	—	(410)	964	218	(408)	(458)

Profit (loss) for the year from continuing operations	3,064	3,245	(1,494)	16,767	3,332	208

Total comprehensive income	3,064	3,245	(1,494)	16,767	3,332	208

Attributable to non-controlling interests	306	325	(187)	3,018	2,076	104

Summarized statement of profit or loss for 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Revenue from services rendered	—	8,251	1,320
Cost of services rendered	—	(4,725)	(2,475)
General and administrative expenses	(666)	(180)	(236)
Other operating income, net	1,329	2,482	(231)
Financial expenses, net	(1,906)	(1,007)	(126)

Profit (loss) before taxes	(1,243)	4,821	(1,748)
Income tax and social contribution	—	(331)	—

Profit (loss) for the year from continuing operations	(1,243)	4,490	(1,748)

Total comprehensive income	(1,243)	4,490	(1,748)

Attributable to non-controlling interests	(124)	449	(219)

Summarized Statement of Financial Position

Summarized statement of financial position at December 31, 2018:

	Reciclax	SPE Soma	GLA
Assets
Current assets
Cash and cash equivalents	6	218	672
Trade accounts receivable	57	51,108	2,855
Taxes recoverable	65	1,568	2,977
Advances to suppliers	—	80	—
Other current assets	127	17,775	241

Total current assets	255	70,749	6,745

Non-current assets
Related parties	248	32,552	—
Other non-current assets	107	1,828	—
Investments	—	—	—
Property, plant and equipment	7,885	4,714	147
Intangible assets	—	112	—

Total non-current assets	8,240	39,206	147

Total assets	8,495	109,955	6,892

	Reciclax	SPE Soma	GLA
Liabilities
Current liabilities
Trade accounts payable	221	18,678	1,630
Labor liabilities	76	24,702	1,104
Tax liabilities	50	9,858	1,642
Debt to related parties	5,532	—	—
Other current liabilities	39	19,061	—

Total current liabilities	5,918	72,299	4,376

Non-current liabilities
Provision for legal proceedings	111	6,127	—
Other liabilities	85	167	—

Total non-current liabilities	196	6,294	—
Capital	4,714	43,484	1
Reserves	4,481	—	—
Accumulated earnings (losses)	(6,814)	(12,122)	2,515

Total equity	2,381	31,362	2,516

Total liabilities and equity	8,495	109,955	6,892

Attributable to:
Equity holders of parent	2,071	25,717	956
Non-controlling interest	310	5,645	1,560

Summarized statement of financial position at December 31, 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Assets
Current assets
Cash and cash equivalents	1,703	763	10	17,038	1,106	1,213
Trade accounts receivable	—	1,305	1,382	45,619	2,303	2,469
Taxes recoverable	1	1	13	1,759	70	173
Advances to suppliers	8	—	16	125	—	—
Other current assets	—	745	218	21,135	177	2

Total current assets	1,712	2,814	1,639	85,676	3,656	3,857
Non-current assets
Related parties	18	—	2,159	39,994	—	16
Other non-current assets	—	—	33	10,436	—	258
Investments	24,061	—	—	—	—	—
Property, plant and equipment	8,754	23,048	8,039	6,076	149	12,988
Intangible assets	—	—	—	225	—	2,195

Total non-current assets	32,833	23,048	10,231	56,731	149	15,457

Total assets	34,545	25,862	11,870	142,407	3,805	19,314

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Liabilities
Current liabilities
Loans and Financing	—	—	—	—	—	160
Trade accounts payable	44	2,168	478	8,400	1,818	636
Labor liabilities	87	—	311	31,451	726	374
Tax liabilities	4	178	148	17,822	436	605
Debt to related parties	20,500	—	6,099	—	—	210
Other current liabilities	300	3,072	29	1,451	1	1

Total current liabilities	20,935	5,418	7,065	59,124	2,981	1,986
Non-current liabilities
Provision for legal proceedings	—	—	129	2,299	—	—
Other liabilities	—	—	224	22,474	—	2,734

Total non-current liabilities	—	—	353	24,773	—	2,734

Capital	12,000	10,682	4,714	43,484	1	4,376
Reserves	—	—	4,542	—	823	4,452
Accumulated earnings (losses)	1,610	9,762	(4,804)	15,026	—	5,766

Total equity	13,610	20,444	4,452	58,510	824	14,594

Total liabilities and equity	34,545	25,862	11,870	142,407	3,805	19,314

Attributable to:
Equity holders of parent	12,249	18,400	3,873	47,978	311	7,297
Non-controlling interest	1,361	2,044	579	10,532	511	—

Summarized statement of financial position at December 31, 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Assets
Current assets
Cash and cash equivalents	33	39	19
Trade accounts receivable	—	690	1,236
Taxes recoverable	1	1,212	8
Advances to suppliers	7	1	11
Other current assets	—	1,114	12

Total current assets	41	3,056	1,286
Non-current assets
Related parties	17	39	1,891
Other non-current assets	—	—	18
Property, plant and equipment	23,253	—	—
Intangible assets	9,890	20,866	8,166
Total non-current assets	33,160	20,905	10,075

Total assets	33,201	23,961	11,361

	Estre Energia Renovável	Guatapará Energia	Reciclax
Liabilities
Current liabilities	—	—	—
Loans and Financing	—	—	—
Trade accounts payable	4	3,310	448
Labor liabilities	80	—	204
Tax liabilities	73	382	741
Debt to related parties	21,499	—	3,782
Other current liabilities	375	2,301	27

Total current liabilities	22,031	5,993	5,202
Non-current liabilities
Provision for legal proceedings	—	—	63
Other liabilities	—	—	140

Total non-current liabilities	—	—	203
Capital	12,000	10,682	4,714
Reserves	—	483	4,430
Accumulated losses	(830)	6,803	(3,188)

Total equity	11,170	17,968	5,956

Total liabilities and equity	33,201	23,961	11,361

Attributable to:
Equity holders of parent	10,053	16,171	5,182

Summarized Cash Flow Information

Summarized cash flow information for year ended on December 31, 2018:

	Reciclax	SPE Soma	GLA	CGR Catanduva (*)
Operating activities	240	(16.372)	(434)	(167)
Investing activities	(244)	(448)	—	(663)
Financing activities	—	—	—	78

Net cash generated/(used)	(4)	(16.820)	(434)	(752)

(*)	Subsidiary CGR Catanduva sold on December 14, 2018, see note 1.3.3.

Summarized cash flow information for year ended on December 31, 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Operating activities	1,670	5,162	320	23,688	1,260	1,399
Investing activities	33	(4,399)	(310)	(6,650)	(155)	(132)
Financing activities	—	—	—	—	1	(517)

Net cash generated/(used)	1,703	763	10	17,038	1,106	750

Summarized cash flow information for year ended on December 31, 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Operating activities	(33,063)	(4,400)	124
Investing activities	33,143	2,519	(117)
Financing activities	1	2,500	2

Net cash generated/(used)	81	619	9

Statutory Rates of Sales Taxes

Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

Rate
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Contribution Tax on Gross Revenue for Social Security Financing (COFINS) (a)	7.60%
Contribution Tax on Gross Revenue for Social Integration Program (PIS) (a)	1.65%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS) (b)	5.00%
VAT Tax (ICMS) (c)	18.00%

(a)

Brazilian tax legislation allows smaller entities with less than R$ 78 million in annual gross revenue to opt to declare income taxes on the presumed profit basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.

(b)	ISS rates vary according to the municipality; the ISS rate stated in the table above is the most commonly levied on the Company’s operations.
(c)

ICMS is taxed on the movement of goods. The tax payable is due on sales net purchases. The rates vary across different products and Brazilian states. The State of São Paulo levies ICMS at standard rate of 18.00%.

Statutory Rates of Taxes on Purchases

Taxes paid on purchases of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate
Contribution Tax on Service Rendered for Social Security Financing (COFINS)	7.60%
Contribution Tax on Service Rendered for Social Integration Program (PIS)	1.65%

Statutory Rates of Withholding Taxes on Purchases

On certain purchases of services and use of third-party labor the Company is required to withhold a percentage of the amounts billed by its suppliers and pay tax on their behalf, at the following statutory rates:

Rate
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00%

Sumarry of New Standards

In summary, the impact of the adoption of IFRS 15 was as follows:

Assets
Public sector customers	(503)
Reversal of revenues	(1,948)
Deferred income tax and social contribution -34%	191

Net impact on shareholders’ equity	(2,260)

The effect of the adoption of IFRS 15 - Contract Revenue with Client and IFRS 9 - Financial Instruments as of January 1, 2018, with impacts on the opening balance sheet as of January 1, 2018, is presented below:

		Adjustment settings from the adoption of
	As previously reported 2017	IFRS 9 - Financial instruments	IFRS 15 - Revenue from contracts with customers	IFRS 15 - Reversal of revenue	IFRS 9 and IFRS 15 - Deferred income tax and social contribution	Adjusted in January 1, 2018
Assets
Current assets
Cash and cash equivalents	84,687	—	—	—	—	84,687
Marketable securities	42	—	—	—	—	42
Trade accounts receivable	669,237	(165,457)	(503)	(1,948)	—	501,329
Contract asset	—	168,949	—	—	—	168,949
Inventories	11,365	—	—	—	—	11,365
Taxes recoverable	101,870	—	—	—	—	101,870
Other receivables	34,947	—	—	—	—	34,947
Assets held for sale	6,580	—	—	—	—	6,580

Total current assets	908,728	3,492	(503)	(1,948)	—	909,749
Non-current assets
Related parties	14,518	—	—	—	—	14,518
Trade accounts receivable	108,869	—	—	—	—	108,869
Taxes recoverable	52,141	—	—	—	—	52,141
Prepaid expenses	174	—	—	—	—	174
Deferred taxes	44	—	—	—	—	44
Other receivables	14,473	—	—	—	—	14,473
Investments	7,206	—	—	—	—	7,206
Property, plant and equipment	689,451	—	—	—	—	689,451
Intangible assets	588,238	—	—	—	—	588,238

Total non-current assets	1,475,114	—	—	—	—	1,475,114

Total assets	2,383,842	3,492	(503)	(1,948)	—	2,384,883

		Adjustment settings from the adoption of
	As previously reported 2017	IFRS 9 - Financial instruments	IFRS 15 - Revenue from contracts with customers	IFRS 15 - Reversal of revenue	IFRS 9 and IFRS 15 - Deferred income tax and social contribution	Adjusted in January 1, 2018
Liabilities and equity
Current liabilities
Loans and financing	14,139	—	—	—	—	14,139
Trade accounts payable	128,113	—	—	—	—	128,113
Provision for landfill closure	20,651	—	—	—	—	20,651
Labor payable	117,925	—	—	—	—	117,925
Tax liabilities	169,505	—	—	—	—	169,505
Loans from related parties	82,788	—	—	—	—	82,788
Advances from customers	16,492	—	—	—	—	16,492
Accounts payable for acquisition of assets	8,965	—	—	—	—	8,965
Liabilities directly associated with the assets held for sale	32,992	—	—	—	—	32,992
Liabilities directly associated with the assets held for sale	23,787	—	—	—	—	23,787

Total current liabilities	615,357	—	—	—	—	615,357

Non-current liabilities
Loans and financing	371,375	—	—	—	—	371,375
Debentures	1,068,979	—	—	—	—	1,068,979
Provision for landfill closure	92,881	—	—	—	—	92,881
Provision for legal proceedings	147,762	—	—	—	—	147,762
Tax liabilities	395,784	—	—	—	—	395,784
Deferred taxes	137,028	—	—		622	137,650
Accounts payable for acquisition of assets	10,412	—	—	—	—	10,412
Other liabilities	168	—	—	—	—	168

Total non-current liabilities	2,224,389	—	—	—	622	2,225,011

Equity
Capital	17	—	—	—	—	17
Capital reserve	1,068,195	—	—	—	—	1,068,195
Other comprehensive income	1,768	—	—	—	—	1,768
Accumulated losses	(1,520,751)	3,492	(503)	(1,948)	(622)	(1,520,332)

	(450,771)	3,492	(503)	(1,948)	(622)	(450,352)
Non-controlling interest	(5,133)	—	—			(5,133)

Total equity	(455,904)	3,492	(503)	(1,948)	(622)	(455,485)

Total liabilities and equity	2,383,842	3,492	(503)	(1,948)	—	2,384,883

The effect of adopting IFRS 9 and 15 is, as follows:

Impact on statement of profit or loss (increase/(decrease) in profit or loss):

	Adjustment
	December 2018	IFRS 9	IFRS 15	December 31, 2018 Excluding the effects of the adoption of IFRS 15 and IFRS 9
Revenue from services rendered	1,260,587	—	23,509	1,284,096
Cost of services	(979,183)	—	—	(979,183)

Gross profit	281,404	—	23,509	304,913
Operating income (expenses)
General and administrative expenses	(327,286)	—	—	(327,286)
Selling expenses, net	5,324	(24,032)	—	(18,708)
Share of (loss) profit of an associate	(3,339)	—	—	(3,339)
Other operating expenses, net	(540,647)	—	—	(540,647)

	(865,948)	(24,032)	—	(889,980)

Loss before finance income and expenses	(584,544)	(24,032)	23,509	(585,067)
Finance expenses	(251,693)	—	—	(251,693)
Finance income	116,313	—	(11,138)	105,175

Loss before income and social contribution taxes	(719,924)	(24,032)	12,371	(731,585)
Current income and social contribution taxes	(41,623)	—	—	(41,623)
Deferred income and social contribution taxes	76,488	—	—	76,488

Loss for the year from continuing operations	(685,059)	(24,032)	12,371	(696,720)

Discontinued operations
Loss after income and social contribution tax from discontinued operations	(5,405)	—	—	(5,405)

Loss for the year	(690,464)	(24,032)	12,371	(702,125)

The effect of adopting IFRS 9 and 15 is, as follows:

Impact on basic and diluted earnings per share (EPS) (increase/(decrease) in EPS:

Earnings (loss) per share:
Basic, loss for the year attributable to equity holders of the parent (in Reais)	(R$	0.26)
Diluted, loss for the year attributable to equity holders of the parent (in Reais)	(R$	0.24)
Loss per share from continuing operations
Basic, loss from continuing operations attributable to equity holders of the parent (in Reais)	(R$	0.30)
Diluted, loss from continuing operations attributable to equity holders of the parent (in Reais)	(R$	0.28)